Concentration of risk (Details)	12 Months Ended			197 Months Ended
	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Concentration of risk
Exchange rate appreciation				23.00%
Outstanding guarantees of mortgages	$ 2,156,300,000			$ 2,156,300,000
Payment of guarantee obligations related to customer defaults	3,700,000
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	233
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures	0	0	0